Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jun 16, 2011
Registrant Name	dei_EntityRegistrantName	PRINCIPAL FUNDS INC
Central Index Key	dei_EntityCentralIndexKey	0000898745
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun 16, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jun 16, 2011
Prospectus Date	rr_ProspectusDate	Mar 1, 2011

Diversified International Fund (Prospectus Summary): | Diversified International Fund
DIVERSIFIED INTERNATIONAL FUND

Supplement dated June 16, 2011

to the Class J Prospectus

for Principal Funds, Inc.

dated March 1, 2011

(as supplemented on March 14, 2011)

This supplement updates information currently in the Prospectus. Retain this supplement with the

Prospectus.

Add the following under the Performance heading, just above the Total Returns as of December 31 each year heading:

Effective June 30, 2011, the benchmark will change. The Investment Advisor and Sub-Advisor believe the

MSCI EAFE Index NDTR D is more widely used for funds in the foreign large blend category than the

MSCI ACWI Ex-US Index.

Add the following to the Average Annual Total Returns table:

Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
MSCI EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes) Diversified International Fund	MSCI EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)	7.75%	2.46%	3.50%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Mar 1, 2011
Diversified International Fund (Prospectus Summary): | Diversified International Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	DIVERSIFIED INTERNATIONAL FUND
Supplement Text	ck0000898745_SupplementTextBlock

Supplement dated June 16, 2011

to the Class J Prospectus

for Principal Funds, Inc.

dated March 1, 2011

(as supplemented on March 14, 2011)

This supplement updates information currently in the Prospectus. Retain this supplement with the

Prospectus.

Add the following under the Performance heading, just above the Total Returns as of December 31 each year heading:

Effective June 30, 2011, the benchmark will change. The Investment Advisor and Sub-Advisor believe the

MSCI EAFE Index NDTR D is more widely used for funds in the foreign large blend category than the

MSCI ACWI Ex-US Index.

Add the following to the Average Annual Total Returns table:

Diversified International Fund | Class J
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PIIJX
Diversified International Fund | MSCI EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.75%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.46%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.50%

International Growth Fund (Prospectus Summary): | International Growth Fund
INTERNATIONAL GROWTH FUND

Supplement dated June 16, 2011

to the Class J Prospectus

for Principal Funds, Inc.

dated March 1, 2011

(as supplemented on March 14, 2011)

This supplement updates information currently in the Prospectus. Retain this supplement with the

Prospectus.

On June 14, 2011, the Board of Directors of Principal Funds, Inc. approved the acquisition of the assets of the International Growth Fund by the Diversified International Fund. This proposal will be submitted for shareholder vote at a Special Meeting of Shareholders of International Growth Fund tentatively scheduled for October 3, 2011. Additional information about this proposal will be provided in the Proxy

Statement/Prospectus that is expected to be mailed to record date shareholders of International Growth

Fund in August 2011. If shareholders approve this proposal, the acquisition is expected to occur on or about October 14, 2011.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Mar 1, 2011
International Growth Fund (Prospectus Summary): | International Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	INTERNATIONAL GROWTH FUND
Supplement Text	ck0000898745_SupplementTextBlock

Supplement dated June 16, 2011

to the Class J Prospectus

for Principal Funds, Inc.

dated March 1, 2011

(as supplemented on March 14, 2011)

This supplement updates information currently in the Prospectus. Retain this supplement with the

Prospectus.

On June 14, 2011, the Board of Directors of Principal Funds, Inc. approved the acquisition of the assets of the International Growth Fund by the Diversified International Fund. This proposal will be submitted for shareholder vote at a Special Meeting of Shareholders of International Growth Fund tentatively scheduled for October 3, 2011. Additional information about this proposal will be provided in the Proxy

Statement/Prospectus that is expected to be mailed to record date shareholders of International Growth

Fund in August 2011. If shareholders approve this proposal, the acquisition is expected to occur on or about October 14, 2011.

International Growth Fund | Class J
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PITJX